Document and Entity Information	Nov. 18, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000864749
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	Trimble Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14845
Entity Tax Identification Number	94-2802192
Entity Address, Address Line One	935 Stewart Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	(408)
Local Phone Number	481-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TRMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false